Commitments and Contingencies - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
2020		$ 10,067
2021	$ 15,668	8,300
2022	13,947	8,374
2023	13,637	8,292
2024	12,029	7,310
Thereafter	35,766	23,685
Total	$ 99,482	$ 66,028